Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 26, 2025	Mar. 14, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 16, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Comprehensive income loss							$ 0	$ 213
Securities Purchase Agreement [Member] | Avondale Capital L L C [Member]
Property, Plant and Equipment [Line Items]
Description related to purchase agreement	Company may (i) issue and sell one or more pre-paid purchase agreements, in the form substantially similar to the exhibit attached thereto (each, a “Pre-Paid Purchase”), up to an aggregate purchase amount of $20,000,000.00 (the “Commitment Amount”) for shares of our common stock, par value $0.0001 per share (the “Common Stock”), on the terms and subject to the limitations and conditions set forth in each Pre-Paid Purchase, (ii) issue and sell the initial Pre-Paid Purchase in the principal amount of $4,200,000.00 (the “Initial Pre-Paid Purchase”), and (iii) deliver 80,000 shares of Common Stock (the “Commitment Shares”) to Avondale at closing.
Successor [Member]
Property, Plant and Equipment [Line Items]
Working capital								4,496
Cash and cash equivalents							6,275	4,880
Net Losses			$ 5,434	$ 5,468	$ 10,638	$ 16,072	49,238	19,408
Net Cash Provided by (Used in) Operating Activities					$ (2,560)	$ (4,629)	(12,766)	$ (7,325)
Cash and cash equivalents, description								As of December 31, 2024, the Company had cash equivalents of approximately $4,353 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less. As of December 31, 2023, the Company had cash equivalents of approximately $5,584 thousand of certificates of deposit.
Deposit								$ 250
Accounts receivable, net							2,000	1,700	$ 2,200
Allowance for credit losses							2	0
Impairment charge on goodwill							0	0
Goodwill, impairment loss							36,056	(0)
Foreign currency net transaction gain							85	301
Gain on the changes in the estimated fair value of convertible debt								213
Deferred revenue		$ 2,534					2,878	2,683
Revenue recognized							2,163	2,606
Changes in estimated fair value of warrants							4,714	3,365
Change in FV of derivative instruments							4,714	3,365
Impairment charges of long-lived assets							$ 0	$ 0
Successor [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net useful life								5 years
Intangible assets useful life								5 years
Successor [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net useful life								10 years
Intangible assets useful life								10 years
Successor [Member] | Streeterville Capital L L C [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents, description								During 2024, the Company secured additional funding through convertible Pre-Paid Purchases under the equity line agreement, receiving net proceeds of $2.48 million, $1.0 million, and $3.0 million in June, September, and December, respectively. These financing efforts reflect the Company’s proactive approach to maintaining adequate liquidity to support operational needs and strategic growth initiatives.
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Net Losses		4,380
Net Cash Provided by (Used in) Operating Activities		(5,144)
Impairment charge on goodwill		0
Goodwill, impairment loss		(0)
Foreign currency net transaction gain		28
Deferred revenue		2,534								$ 2,162
Revenue recognized		865
Impairment charges of long-lived assets		$ 0